Summary Prospectus February 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS SMALL CAP CORE FUND






CLASS/Ticker    A   SZCAX    B   SZCBX    C   SZCCX    S   SSLCX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C) and (800) 728-3337 (S)
or asking your financial advisor. The prospectus and SAI, both dated February 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide long-term capital growth.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 40) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          B          C          S
                                          ----------  ---------  ---------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price             5.75      None       None       None
-----------------------------------------     ----      --         --         --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     4.00       1.00         None
-----------------------------------------    -----    ----       ----         --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                      2.00    2.00       2.00       2.00
-----------------------------------------    -----    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                              A          B          C           S
                                      ---------  ---------  ---------  ----------
Management fee                            0.67       0.67       0.67       0.67
-------------------------------------     ----       ----       ----       ----
Distribution/service
(12b-1) fees                              0.25       1.00       1.00      None
-------------------------------------     ----       ----       ----      -----
Other expenses                            0.68       0.70       0.70       0.57
-------------------------------------     ----       ----       ----      -----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.60       2.37       2.37       1.24
-------------------------------------     ----       ----       ----      -----
Expense reimbursements                    0.12       0.14       0.14       0.01
-------------------------------------     ----       ----       ----      -----
NET ANNUAL OPERATING EXPENSES             1.48       2.23       2.23       1.23
-------------------------------------     ----       ----       ----      -----

The Advisor has contractually agreed, through January 31, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.48%, 2.23%, 2.23% and 1.23% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 717     $ 626     $ 326     $ 125
--       -----     -----     -----     -----
3        1,040     1,026       726       392
--       -----     -----     -----     -----
5        1,385     1,453     1,253       680
--       -----     -----     -----     -----
10       2,356     2,328     2,696     1,499
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         S
-------  --------  --------  --------  --------
1        $ 717     $ 226     $ 226     $ 125
--       -----     -----     -----     -----
3        1,040       726       726       392
--       -----     -----     -----     -----
5        1,385     1,253     1,253       680
--       -----     -----     -----     -----
10       2,356     2,328     2,696     1,499
--       -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 259%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 (Reg. TM) Index (generally the 2,000 smallest companies out of the 3,000 largest companies in the US). As of December 31, 2011, the median market capitalization of the index was $529 million.


The fund intends to invest in companies whose market capitalizations fall within the normal range of the Russell 2000 (Reg. TM) Index. While the fund invests primarily in common stocks, it may invest up to 20% of its total assets in US government securities. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.


MANAGEMENT PROCESS. Portfolio management uses a quantitative stock valuation model to compare each company's stock price to the company's earnings, book value, sales and other measures of performance potential. Portfolio management also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information. Portfolio management then seeks to build a diversified portfolio of companies that are attractively rated based on its investment process.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.



The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose



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                                                         DWS Small Cap Core Fund


                                             SUMMARY PROSPECTUS February 1, 2012
the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Prior to December 31, 2011, the returns in the bar chart and the after-tax returns in the performance table below were shown for Class S shares. The bar chart and the after-tax returns below are shown for Class A shares because the shares now have 10 or more years of annual returns and are available to most investors.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  2002        2003       2004       2005      2006       2007        2008        2009       2010       2011
  -13.16      48.56      16.37      2.53      15.21       -11.66      -38.48     28.87      20.67      -2.59




Best Quarter: 21.83%, Q2 2003   Worst Quarter: -27.55%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS           1           5         10
                               INCEPTION        YEAR       YEARS      YEARS
                             -----------  ----------  ----------  ---------
CLASS A before tax           6/25/2001        -8.19       -4.95       3.24
---------------------------  ---------       ------      ------       ----
  After tax on distribu-
  tions                                       -8.19       -5.73       1.91
  After tax on distribu-
  tions and sale of fund
  shares                                      -5.33       -4.43       2.41
---------------------------  ---------       ------      ------       ----
CLASS B before tax           6/25/2001        -6.24       -4.68       3.05
---------------------------  ---------       ------      ------       ----
CLASS C before tax           6/25/2001        -3.33       -4.55       3.05
---------------------------  ---------       ------      ------       ----
CLASS S before tax           7/14/2000        -2.29       -3.56       4.15
---------------------------  ---------       ------      ------       ----
RUSSELL 2000 INDEX
(reflects no deduction for
fees, expenses or taxes)                      -4.18       0.15        5.62
---------------------------  ---------       ------      ------       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2008.


RUSSELL SHTERN, HEAD OF EQUITY PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                          AUTOMATIC
                                UGMAS/   INVESTMENT
           NON-IRA      IRAS     UTMAS        PLANS
         ---------  --------  --------  -----------
A B C     1,000       500      1,000         500
-------   -----       ---      -----         ---
S         2,500     1,000      1,000       1,000
-------   -----     -----      -----       -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


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                                                         DWS Small Cap Core Fund


                                             SUMMARY PROSPECTUS February 1, 2012

TO PLACE ORDERS


MAIL           First Investment          DWS Investments, PO Box 219356
                                         Kansas City, MO 64121-9356
               Additional Investments    DWS Investments, PO Box 219154
                                         Kansas City, MO 64121-9154
               Exchanges and             DWS Investments, PO Box 219557
               Redemptions               Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                                         DWS Small Cap Core Fund
                                   SUMMARY PROSPECTUS February 1, 2012 DSCCF-SUM